RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Schedule of leasing transactions with related party
A summary of leasing transactions with Ship Finance during the three months ended March 31, 2013 and March 31, 2012 is as follows:

(in thousands of $)	2013	2012
Charter hire paid (principal and interest)	37,193	42,376
Lease termination payments - income (expense)	5,685	(8,127)
Contingent rental expense	—	13,605
Remaining lease obligation	860,600	915,416

Schedule of net earnings loss from related party companies
A summary of net amounts earned (incurred) from related parties, excluding Ship Finance lease related transactions above, during the three months ended March 31, 2013 and March 31, 2012 is as follows:

(in thousands of $)	2013	2012
Seatankers Management Co. Ltd	265	215
Golar LNG Limited	530	345
Golar LNG Partners LP	35	48
Ship Finance International Limited	1,347	1,023
Golden Ocean Group Limited	773	1,495
Frontline 2012 Ltd	1,640	4,305
Bryggegata AS	(383)	(368)
Arcadia Petroleum Limited	2,814	730
Seadrill Limited	325	335
North Atlantic Drilling Limited	15	—
Archer Limited	99	232
Deep Sea Supply Plc	11	33
Aktiv Kapital ASA	6	29
Orion Tankers Limited	—	92
CalPetro Tankers (Bahamas I) Limited	13	13
CalPetro Tankers (Bahamas II) Limited	13	13
CalPetro Tankers (IOM) Limited	13	13

Schedule of related party receivables and payables
A summary of balances due from related parties as at March 31, 2013 and December 31, 2012 is as follows:

(in thousands of $)	2013	2012
Ship Finance International Limited	3,154	1,891
Seatankers Management Co. Ltd	161	342
Archer Limited	931	778
Golar LNG Limited	1,125	755
Orion Tankers Limited	—	250
Northern Offshire Ltd	13	13
Golden Ocean Group Limited	793	1,325
Seadrill Limited	1,123	1,253
North Atlantic Drilling Limited	52	12
Frontline 2012 Ltd	2,445	2,291
CalPetro Tankers (Bahamas I) Limited	28	13
CalPetro Tankers (Bahamas II) Limited	28	13
CalPetro Tankers (IOM) Limited	28	13
Arcadia Petroleum Limited	222	106
	10,103	9,055
A summary of balances due to related parties as at March 31, 2013 and December 31, 2012 is as follows:

(in thousands of $)	2013	2012
Ship Finance International Limited	(981)	(52,063)
Seatankers Management Co. Ltd	(623)	(257)
Golar LNG Limited	(124)	(101)
Golden Ocean Group Limited	(957)	(1,042)
Frontline 2012 Ltd	(619)	(423)
Aktiv Kapital Ltd	(30)	(34)
Deep Sea Supply Plc	(22)	(28)
	(3,356)	(53,948)